Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	INPIXON
Entity Central Index Key	0001529113
Trading Symbol	INPX
Amendment Flag	false
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Entity Filer Category	Smaller Reporting Company